Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2014		SFr 45,001	SFr 43,959	SFr 64	SFr 27,007		SFr 32,083	SFr (192)	SFr (15,003)	SFr 1,042
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(214)								(214)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		45								45
Net income/(loss)		2,100	2,105				2,105			(5)
Total other comprehensive income/(loss), net of tax		(2,371)	(2,317)						(2,317)	(54)
Issuance of common shares		711	711	1	710
Sale of treasury shares		7,435	7,435		(3)			7,438
Repurchase of treasury shares		(8,385)	(8,385)					(8,385)
Share-based compensation, net of tax		131	131		(857)			988
Financial instruments indexed to own shares		140	140		140
Dividends paid		(1,137)	(1,137)
Dividends paid out of reserves from capital contributions					(1,137)
Change in scope of consolidation, net		6								6
Other		(2)								(2)
Balance at Jun. 30, 2015		43,460	42,642	65	25,860		34,188	(151)	(17,320)	818
Balance at Mar. 31, 2015		44,285	43,396	64	27,589		33,137	(1,008)	(16,386)	889
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(92)								(92)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		30								30
Net income/(loss)		1,066	1,051				1,051			15
Total other comprehensive income/(loss), net of tax		(964)	(934)						(934)	(30)
Issuance of common shares		711	711	1	710
Sale of treasury shares		5,612	5,612		7			5,605
Repurchase of treasury shares		(5,719)	(5,719)					(5,719)
Share-based compensation, net of tax		(262)	(262)		(1,233)			971
Financial instruments indexed to own shares		(76)	(76)		(76)
Dividends paid		(1,137)	(1,137)
Dividends paid out of reserves from capital contributions					(1,137)
Change in scope of consolidation, net		6								6
Balance at Jun. 30, 2015		43,460	42,642	65	25,860		34,188	(151)	(17,320)	818
Balance at Dec. 31, 2015		45,018	44,382	78	31,925		29,139	(125)	(16,635)	636
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(10)								(10)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		64								64
Net income/(loss)		(305)	(302)				(302)			(3)
Total other comprehensive income/(loss), net of tax		539	557						557	(18)
Sale of treasury shares		2,937	2,937		(65)			3,002
Repurchase of treasury shares		(3,047)	(3,047)					(3,047)
Share-based compensation, net of tax		495	495		483			12
Financial instruments indexed to own shares		(27)	(27)		(27)
Change in scope of consolidation, net		(219)								(219)
Other		2	2		2
Balance at Mar. 31, 2016		45,447	44,997	78	32,318		28,362	(158)	(15,603)	450
Balance at Dec. 31, 2015		45,018	44,382	78	31,925		29,139	(125)	(16,635)	636
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(63)								(63)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	77								77
Net income/(loss)		(127)	(132)				(132)			5
Total other comprehensive income/(loss), net of tax		894	898						898	(4)
Issuance of common shares		1,667	1,667	6	1,661
Sale of treasury shares		9,158	9,158		(36)			9,194
Repurchase of treasury shares		(9,301)	(9,301)					(9,301)
Share-based compensation, net of tax		(145)	(145)		(283)	[3]		138
Financial instruments indexed to own shares	[4]	(108)	(108)		(108)
Dividends paid		(1,435)	(1,435)
Dividends paid out of reserves from capital contributions	[5]				(1,435)
Change in scope of consolidation, net		(255)								(255)
Other		(51)	(22)		(22)					(29)
Balance at Jun. 30, 2016		45,329	44,962	84	31,702		28,532	(94)	(15,262)	367
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax							(475)		475
Balance at Mar. 31, 2016		45,447	44,997	78	32,318		28,362	(158)	(15,603)	450
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(53)								(53)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	13								13
Net income/(loss)		178	170				170			8
Total other comprehensive income/(loss), net of tax		355	341						341	14
Issuance of common shares		1,667	1,667	6	1,661
Sale of treasury shares		6,221	6,221		29			6,192
Repurchase of treasury shares		(6,254)	(6,254)					(6,254)
Share-based compensation, net of tax		(640)	(640)		(766)	[6]		126
Financial instruments indexed to own shares	[4]	(81)	(81)		(81)
Dividends paid		(1,435)	(1,435)
Dividends paid out of reserves from capital contributions	[5]				(1,435)
Change in scope of consolidation, net		(36)								(36)
Other		(53)	(24)		(24)					(29)
Balance at Jun. 30, 2016		SFr 45,329	SFr 44,962	SFr 84	SFr 31,702		28,532	SFr (94)	(15,262)	SFr 367
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax							SFr (475)		SFr 475

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Includes a net tax charge of CHF (126) million from the excess recognized compensation expense over fair value of shares delivered.
[4]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[5]	Paid out of reserves from capital contributions.
[6]	Includes a net tax charge of CHF (146) million from the excess recognized compensation expense over fair value of shares delivered.